NOTICE OF DISTRIBUTION OF UNDERLYING FUND ANNUAL REPORTS

TO:	U. S. Securities and Exchange Commission
FROM:	Nationwide and Annuity Insurance Company (“Nationwide”)
DATE:	April 14, 2021
RE:	Nationwide VL Separate Account-G (“Registrant”)
File No. 811-21697

Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the annual reports for the following underlying mutual funds for the period ended December 31, 2020, have been distributed to contract owners.

Some of the underlying mutual funds included in each Fund Company’s annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.

Fund	CIK
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A	0000825316
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	0001124155
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I	0000814680
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II	0000355916
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	0001056707
BNY Mellon Stock Index Fund, Inc.: Initial Shares	0000846800
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares	0000813383
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	0000912577
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2	0000720318
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class	0000927384
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1	0000837274

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2	0000837274
Invesco - Invesco V.I. American Franchise Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	0000896435
Invesco - Invesco V.I. Global Fund: Series I	0000896435
Invesco - Invesco V.I. Global Strategic Income Fund: Series I	0000896435
Invesco - Invesco V.I. Main Street Fund: Series I	0000896435
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	0000896435
Ivy Variable Insurance Portfolios - Asset Strategy: Class II	0000810016
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	0000906185
MFS® Variable Insurance Trust - MFS Value Series: Initial Class	0000918571
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class	0000719269
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I	0001011378
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	0000353905

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	0000353905
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares	0000736913
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class	0001047304
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class	0001047304
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II	0000918294
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	0001081402

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	0000825316
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I	0001124155
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I	0000355916
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class	0000814230
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A	0000810573
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class	0000355437
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio	0000355437
DFA Investment Dimensions Group Inc. - VA International Small Portfolio	0000355437
DFA Investment Dimensions Group Inc. - VA International Value Portfolio	0000355437
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio	0000355437
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio	0000355437
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio	0000355437
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class	0000355437
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class	0000720318
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1	0000837274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	0001046292
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares	0001046292
Guggenheim Variable Fund - Multi-Hedge Strategies	0001064046
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares	0000896435
Invesco Oppenheimer V.I. International Growth Fund: Series I	0000896435
Ivy Variable Insurance Portfolios - High Income: Class II	0000810016
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	0000810016
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares	0000906185
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	0000855396
M Fund, Inc. - M Capital Appreciation Fund	0000948258
M Fund, Inc. - M International Equity Fund	0000948258
M Fund, Inc. - M Large Cap Growth Fund	0000948258
M Fund, Inc. - M Large Cap Value Fund	0000948258
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class	0000918571
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class	0000719269
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class	0000719269
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class	0000719269

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V	0000353905
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P	0000353905
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II	0000353905
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3	0001352621
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3	0001352621
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3	0001352621
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class	0001047304
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio	0000918294
VanEck VIP Trust - Global Resources Fund: Initial Class	0000811976
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I	0000792359
American Funds Insurance Series® - New World Fund®: Class 2	0000729528
Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A	0000764797
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	0000906185
MFS® Variable Insurance Trust - MFS Utilities Series: Initial Class	0000918571
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class	0001065698
Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class Y	0000353905
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA	0000822671

Putnam Variable Trust - Putnam VT International Value Fund: Class IA	0000822671
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II	0000810016
Ivy Variable Insurance Portfolios - Balanced: Class II	0000810016
Ivy Variable Insurance Portfolios - Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Corporate Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Energy: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Equity Income: Class II	0000810016
Ivy Variable Insurance Portfolios - Global Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Government Money Market: Class II	0000810016
Ivy Variable Insurance Portfolios - Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - International Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Natural Resources: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II	0000810016
Ivy Variable Insurance Portfolios - Science and Technology: Class II	0000810016
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Core: Class II	0000810016
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Value: Class II	0000810016

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at is nfscomp@nationwide.com.

Thank you.